Reverse Recapitalization (Tables)	12 Months Ended
Oct. 31, 2023
Stockholders' Equity Note [Abstract]
Summary of Net Proceeds from Reverse Recapitalization and PIPE Financing
The following table summarizes the elements of the net proceeds from the Reverse Recapitalization and PIPE Financing transaction as of October 31, 2023:

Recapitalization
Cash—FEAC’s Trust Account and Cash (net of redemptions and cash paid for FEAC expenses prior to close)	$7,363
Cash—PIPE Financing	56,892
Less transaction costs withheld from cash proceeds on Closing Date	(6,024)

Cash proceeds received from the Reverse Recapitalization and PIPE Financing on Closing Date	$58,231
Less transaction costs previously deferred and netted against proceeds	(5,086)

Net cash proceeds from the Reverse Recapitalization and PIPE Financing	53,145

Summary of Number of Shares of Common Stock Outstanding
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Reverse Recapitalization and PIPE Financing transaction:

Number of Shares
Old enGene Shareholders (Excluding Convertible Notes)	6,711,786
FEAC Shareholders, including sponsor’s and shareholder with non-redemption agreement	3,670,927
Convertible Notes—Common Shares Issued	6,379,822
Common shares issued to PIPE Investors	6,435,441

Total common shares outstanding immediately after the Reverse Recapitalization and PIPE Financing	23,197,976